DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2012 and 2011, as an asset is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2012	2011

Fair value of foreign exchange option contracts	Other receivables and prepaid expenses	$-	$25

Fair value of foreign exchange forward contracts, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	1,699	(880)

Total derivatives designated as hedging instrument		$1,699	$(855)

Total derivatives not designated as hedging instruments, net	Other receivables and prepaid expenses (Other payables and accrued expenses)	$(75)	$217